TANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
TANGIBLE ASSETS

NOTE 15 – TANGIBLE ASSETS

The movement of the carrying value amounts of tangible assets for the period ended on December 31, 2025, 2024 and 2023 is as follows:

								Given in
				Right-of-use		Investment		operating		Biological
Cost		For own use (1)		assets		properties (2)		leases		assets (3)		Total
Balance as of January 1, 2022	Ps.	7,456,503	Ps.	2,095,839	Ps.	880,963	Ps.	100,800	Ps.	212,630	Ps.	10,746,735
Increase / (decrease) due to changes in the lease variables		—		636,227		—		—		—		636,227
Purchases or capitalized expenses (4)		561,009		236,652		56,307		30,587		26,118		910,673
Withdrawals / Sales (5)		(544,069)		(174,060)		(200,670)		(16)		(26,677)		(945,492)
Changes in fair value		—		—		92,607		—		18,601		111,208
Revaluation of investment properties		—		—		557		—		—		557
Transfers to/from non-current assets held for sale		(189,295)		—		95,593		—		—		(93,702)
Loss of control in subsidiary		(565)		—		—		—		—		(565)
Discontinued operations (6)		(795)		—		(7,649)		—		—		(8,444)
Effect of movements in exchange rates		(151,520)		(39,001)		(7,079)		—		—		(197,600)
Reclassifications		(17,712)		(504,889)		(4,160)		(2,290)		—		(529,051)
Balance as of December 31, 2023	Ps.	7,113,556	Ps.	2,250,768	Ps.	906,469	Ps.	129,081	Ps.	230,672	Ps.	10,630,546
Increase / (decrease) due to changes in the lease variables		—		177,314		—		—		—		177,314
Purchases or capitalized expenses (4)		631,313		185,779		37,859		9,835		26,572		891,358
Withdrawals / Sales (5)		(417,570)		(145,986)		(85,975)		(117)		(26,494)		(676,142)
Changes in fair value		—		—		36,705		—		7,589		44,294
Revaluation of investment properties		—		—		16,935		—		—		16,935
Transfers to/from non-current assets held for sale		186		—		22,370		—		—		22,556

								Given in
				Right-of-use		Investment		operating		Biological
Cost		For own use (1)		assets		properties (2)		leases		assets (3)		Total
Discontinued operations (6)		(4,343)		—		(864)		—		—		(5,207)
Effect of movements in exchange rates		97,963		27,212		6,966		—		—		132,141
Reclassifications		(52,930)		(47,325)		32,470		(8,468)		—		(76,253)
Balance as of December 31, 2024	Ps.	7,368,175	Ps.	2,447,762	Ps.	972,935	Ps.	130,331	Ps.	238,339	Ps.	11,157,542
Increase / (decrease) due to changes in the lease variables		—		146,733		—		—		—		146,733
Purchases or capitalized expenses (4)		585,117		360,573		165,271		16,888		27,222		1,155,071
Withdrawals / Sales (5)		(598,233)		(110,398)		(344,236)		(3,213)		(33,548)		(1,089,628)
Changes in fair value		—		—		68,306		—		3,396		71,702
Revaluation of investment properties		—		—		404		—		—		404
Transfers to/from non-current assets held for sale		(17,297)		—		26,604		—		—		9,307
Transfers from other accounts receivable for concession contracts and intangible assets (7)		2,816,300		—		—		—		—		2,816,300
Discontinued operations (6)		(65,829)		—		2,734		—		—		(63,095)
Reclassification MFG operation (8)		(247,186)		(87,040)		(10,026)		—		—		(344,252)
Effect of movements in exchange rates		(120,183)		(26,421)		(7,868)		—		—		(154,472)
Reclassifications		(18,278)		(1,754)		8,855		(13,473)		—		(24,650)
Balance as of December 31, 2025	Ps.	9,702,586	Ps.	2,729,455	Ps.	882,979	Ps.	130,533	Ps.	235,409	Ps.	13,680,962

								Given in
				Right-of-use		Investment		operating		Biological
Accumulated Depreciation:		For own use (1)		assets		properties (2)		leases		assets (3)		Total
Balance as of January 1, 2022	Ps.	(2,720,889)	Ps.	(766,245)	Ps.	—	Ps.	(18,413)	Ps.	—	Ps.	(3,505,547)
Depreciation of the year charged against profit or loss		(275,312)		(237,514)		—		(18,575)		—		(531,401)
Withdrawals / Sales (5)		246,714		90,904		—		16		—		337,634
Transfers to/from non-current assets held for sale		57,298		—		—		—		—		57,298
Loss of control in subsidiary		476		—		—		—		—		476
Discontinued operations (6)		(14,607)		(10,974)		—		—		—		(25,581)
Effect of movements in exchange rates		29,602		11,611		—		—		—		41,213
Reclassification		(3,694)		(1,593)		—		2,290		—		(2,997)
Balance as of December 31, 2023	Ps.	(2,680,412)	Ps.	(913,811)	Ps.	—	Ps.	(34,682)	Ps.	—	Ps.	(3,628,905)
Depreciation of the year charged against profit or loss		(273,582)		(265,586)		—		(22,677)		—		(561,845)
Withdrawals / Sales (5)		226,338		99,664		—		22		—		326,024
Transfers to/from non-current assets held for sale		1,007		—		—		—		—		1,007
Discontinued operations (6)		(11,787)		(10,485)		—		—		—		(22,272)
Effect of movements in exchange rates		(20,173)		(10,006)		—		—		—		(30,179)
Reclassification		(2,171)		4,086		—		7,498		—		9,413
Balance as of December 31, 2024	Ps.	(2,760,780)	Ps.	(1,096,138)	Ps.	—	Ps.	(49,839)	Ps.	—	Ps.	(3,906,757)
Depreciation of the year charged against profit or loss		(294,386)		(281,007)		—		(22,504)		—		(597,897)
Withdrawals / Sales (5)		237,052		73,101		—		1,280		—		311,433
Transfers to/from non-current assets held for sale		3,309		—		—		—		—		3,309
Discontinued operations (6)		(9,269)		(10,799)		—		—		—		(20,068)
Reclassification MFG operation (8)		49,418		53,964		—		—		—		103,382
Effect of movements in exchange rates		22,079		12,998		—		—		—		35,077
Reclassification		(11,807)		462		—		13,031		—		1,686
Balance as of December 31, 2025	Ps.	(2,764,384)	Ps.	(1,247,419)	Ps.	—	Ps.	(58,032)	Ps.	—	Ps.	(4,069,835)

								Given in
				Right-of-use		Investment		operating		Biological
Impairment losses:		For own use (1)		assets		properties (2)		leases		assets (3)		Total
Balance as of January 1, 2022	Ps.	(5,372)	Ps.	—	Ps.	—	Ps.	(375)	Ps.	—	Ps.	(5,747)
Year impairment charge		31		—		—		(35)		—		(4)
Balance as of December 31, 2023	Ps.	(5,341)	Ps.	—	Ps.	—	Ps.	(410)	Ps.	—	Ps.	(5,751)
Year impairment charge		(3,988)		—		—		356		—		(3,632)
Effect of movements in exchange rates		(22)		—		—		—		—		(22)
Reclassification		2,061		—		—		—		—		2,061
Balance as of December 31, 2024	Ps.	(7,290)	Ps.	—	Ps.	—	Ps.	(54)	Ps.	—	Ps.	(7,344)
Year impairment charge		335		—		—		(8)		—		327
Withdrawals / Sales (5)		4,087		—		—		—		—		4,087
Effect of movements in exchange rates		103		—		—		—		—		103
Balance as of December 31, 2025	Ps.	(2,765)	Ps.	—	Ps.	—	Ps.	(62)	Ps.	—	Ps.	(2,827)

								Given in
				Right-of-use		Investment		operating		Biological
Tangible assets, net:		For own use (1)		assets		properties (2)		leases		assets (3)		Total
Balance as of December 31, 2023	Ps.	4,427,803	Ps.	1,336,957	Ps.	906,469	Ps.	93,989	Ps.	230,672	Ps.	6,995,890
Balance as of December 31, 2024	Ps.	4,600,105	Ps.	1,351,624	Ps.	972,935	Ps.	80,438	Ps.	238,339	Ps.	7,243,441
Balance as of December 31, 2025 (9)	Ps.	6,935,437	Ps.	1,482,036	Ps.	882,979	Ps.	72,439	Ps.	235,409	Ps.	9,608,300

(1)	Assets for own use different than assets given in operating lease are included.
(2)	The total of purchases of investment properties, includes assets received in total or partial settlement of the payment obligations of debtors at December 31, 2025 for Ps. 157,008, at December 31, 2024 for Ps. 37,049 and at December 31, 2023 for Ps. 56,144; other movements at December 31, 2024 for Ps.17.
(3)	See note 5.3, “Fair value determination”.
(4)	The amount of purchases for own use assets include: (i) Capitalized expenses at December 31, 2025 for Ps. 4,096, at December 31, 2024 for Ps. 4,250 and at December 31, 2023 for Ps. 802; (ii) Dismantling cost at December 31, 2025 for Ps. 658, at December 31, 2024 for Ps. 799, and at December 2023 for Ps. 1,723; (iii) Dividends received in kind at Corficolombiana for December 31, 2025 for Ps.1,651, (iv) Discontinued operation for December 31, 2025 for Ps. 4,203, at December 31, 2024 for Ps. 12,223 and at December 2023 for Ps. 9,488.
(5)	This includes the recognition of write-offs for assets transferred to the Nexus Investment Fund. As of December 31, 2025, for own use amount to Ps. (389,858) and for investment properties to Ps. (57,162). As of December 31, 2024, for own use amount to Ps. (51,499) and for investment properties to Ps. (5,209). As of December 31, 2023, for own use amount to Ps. (173,224) and for investment properties to Ps. (69,575).
(6)	See note 13.B., "Discontinued operation related to Multi Financial Group".
(7)	As of December 31, 2025, the reclassification from financial assets of Ps. 2,648,078 and from intangible assets - concessions of Ps. 168,222; due to the termination of the concession contract for the Ballena–Cartagena gas pipeline section, operated by Promigas, in compliance with the contractual and regulatory conditions applicable to the natural gas transportation system. See note 12.1 “Assets in concession contracts”. See note 16 “Assets in concession contracts”.
(8)	This corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.
(9)	As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

15.1.  Property, plant and equipment for own use

The following is the detail of the balance as of December 31,2025 and 2024, for each type of property, plant and equipment for own use:

			Accumulated		Impairment		Carrying
December 31, 2025	Cost (1)		depreciation		loss		amount
Land	Ps.	508,911	Ps.	—	Ps.	(1,866)	Ps.	507,045
Buildings		1,073,721		(347,660)		(703)		725,358
Office equipment and accessories		640,006		(498,112)		(47)		141,847
Information technology equipment		1,503,419		(1,021,605)		(147)		481,667
Vehicles		98,071		(78,092)		—		19,979
Equipment and machinery (2)		5,057,435		(639,478)		(2)		4,417,955
Warehouses		11,096		(3,564)		—		7,532
Improvements in leaseholds properties		185,840		(129,081)		—		56,759
Construction in progress		292,211		—		—		292,211
Bearer plants		331,876		(46,792)		—		285,084
Balance as of December 31, 2025 (3)	Ps.	9,702,586	Ps.	(2,764,384)	Ps.	(2,765)	Ps.	6,935,437

			Accumulated		Impairment		Carrying
December 31, 2024	Cost (1)		depreciation		loss		amount
Land	Ps.	758,682	Ps.	—	Ps.	(1,865)	Ps.	756,817
Buildings		1,624,279		(406,255)		(812)		1,217,212
Office equipment and accessories		645,546		(499,752)		(30)		145,764
Information technology equipment		1,521,882		(1,002,890)		(175)		518,817
Vehicles		98,918		(79,629)		—		19,289
Equipment and machinery		1,957,838		(592,451)		(4,408)		1,360,979
Warehouses		11,037		(3,391)		—		7,646
Improvements in leaseholds properties		226,588		(133,298)		—		93,290
Construction in progress		208,234		—		—		208,234
Bearer plants		315,171		(43,114)		—		272,057
Balance as of December 31, 2024	Ps.	7,368,175	Ps.	(2,760,780)	Ps.	(7,290)	Ps.	4,600,105

(1) The cost of the tangible assets for own use includes borrowing costs capitalized for Ps. 20,057, at December 31, 2025 and for Ps. 12,666, at December 31, 2024 with a capitalized interest rate (weighted average) of 18.16% and 14.87% respectively.

(2) It includes the reclassification due to the termination of the Ballena-Cartagena concession contract with Promigas, in compliance with the contractual and regulatory conditions applicable to the natural gas transportation system. See note 15 “Tangible Assets”.

(3) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

15.2 Right-of-use assets:

The following tables show the balance as of December 31, 2025 and 2024, by type of right-of-use asset recognized as part of tangible assets:

			Accumulated		Carrying
December 31, 2025		Cost	depreciation		amount
Land	Ps.	41,578	Ps.	(7,082)	Ps.	34,496
Buildings		2,016,220		(846,610)		1,169,610
Office equipment and accessories		12,451		(6,334)		6,117
Information technology equipment		163,048		(123,149)		39,899
Vehicles		62,774		(42,514)		20,260
Equipment and machinery		250,319		(123,480)		126,839
Warehouses		183,065		(98,250)		84,815
Balance as of December 31, 2025 (1)	Ps.	2,729,455	Ps.	(1,247,419)	Ps.	1,482,036

			Accumulated		Carrying
December 31, 2024	Cost		depreciation		amount
Land	Ps.	45,789	Ps.	(8,544)	Ps.	37,245
Buildings		1,792,794		(747,684)		1,045,110
Office equipment and accessories		4,887		(4,441)		446
Information technology equipment		152,662		(104,341)		48,321
Vehicles		62,700		(39,107)		23,593
Equipment and machinery		226,216		(110,288)		115,928
Warehouses		162,714		(81,733)		80,981
Balance as of December 31, 2024	Ps.	2,447,762	Ps.	(1,096,138)	Ps.	1,351,624

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

15.3 Investment properties

The following is the detail of the existing investment properties, for the periods ended December 31,2025 and 2024:

			Accumulated
			adjustments		Carrying
December 31, 2025	Cost		to fair value		amount
Land	Ps.	282,748	Ps.	302,379	Ps.	585,127
Buildings		227,547		70,305		297,852
Balance as of December 31, 2025 (1)	Ps.	510,295	Ps.	372,684	Ps.	882,979

			Accumulated
			adjustments		Carrying
December 31, 2024	Cost		to fair value		amount
Land	Ps.	278,186	Ps.	275,084	Ps.	553,270
Buildings		349,249		70,416		419,665
Balance as of December 31, 2024	Ps.	627,435	Ps.	345,500	Ps.	972,935

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

The following amounts have been recognized in the Consolidated Statement of Income during the years ended on December 31, 2025, 2024 and 2023 in relation to investments properties:

	December 31,		December 31,		December 31,
	2025		2024		2023
Income from rents	Ps.	8,716	Ps.	9,863	Ps.	9,618
Direct operating expenses deriving from property investments which create income from rent		(7,732)		(1,045)		(1,294)
Direct operating expenses deriving from property investments which do not create income from rent		(5,857)		(11,274)		(13,733)
	Ps.	(4,873)	Ps.	(2,456)	Ps.	(5,409)

15.4 Tangible assets given in operating leases:

The following is the detail of the balance as of December 31, 2025 and 2024, by type of property, plant and equipment given in operating lease:

			Accumulated		Impairment		Carrying
December 31, 2025	Cost		depreciation		loss		amount
Computing equipment	Ps.	42,358	Ps.	(29,647)	Ps.	—	Ps.	12,711
Vehicles		64,933		(18,720)		—		46,213
Mobilization equipment and machinery		23,242		(9,665)		(62)		13,515
Balance as of December 31, 2025	Ps.	130,533	Ps.	(58,032)	Ps.	(62)	Ps.	72,439

			Accumulated		Impairment		Carrying
December 31, 2024	Cost		depreciation		loss		amount
Computing equipment	Ps.	42,980	Ps.	(26,431)	Ps.	—	Ps.	16,549
Vehicles		63,243		(15,408)		—		47,835
Mobilization equipment and machinery		24,108		(8,000)		(54)		16,054
Balance as of December 31, 2024	Ps.	130,331	Ps.	(49,839)	Ps.	(54)	Ps.	80,438

15.5 Non-cash transactions:

The following details are the tangible asset related non-cash items associated with investing activities in our statement of cash flows

Non-cash investing activities:

	December 31,		December 31,		December 31,
	2025		2024		2023
Additions of properties by right of use	Ps.	462,313	Ps.	185,218	Ps.	284,793
Additions of goods received in payment		248,792		139,535		103,886
Leaseback transactions		642,981		152,497		628,700
Reclassification of financial assets to owner-occupied properties		2,816,301		—		—
Total non-cash	Ps.	4,170,387	Ps.	477,250	Ps.	1,017,379